Investment Objectives and Goals	Oct. 28, 2026
Catalyst Insider Buying Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST INSIDER BUYING FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is long-term capital appreciation.
Catalyst Energy Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST ENERGY INFRASTRUCTURE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is current income and capital appreciation.
Catalyst/MAP Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/MAP GLOBAL EQUITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is long-term capital appreciation.
Catalyst Tactical Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST TACTICAL ALLOCATION FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Catalyst Dynamic Alpha Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST DYNAMIC ALPHA FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is long-term capital appreciation.
Catalyst Systematic Alpha Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST SYSTEMATIC ALPHA FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Catalyst Systematic High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST SYSTEMATIC HIGH INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is income and long-term capital appreciation.
Catalyst Buffered Shield Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST BUFFERED SHIELD FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Catalyst/Millburn Hedge Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/MILLBURN HEDGE STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Catalyst Nasdaq-100 Hedged Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST NASDAQ-100 HEDGED INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is total return.
Catalyst/Aspect Enhanced Multi-Asset Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Catalyst Insider Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST INSIDER INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is current income.
Catalyst/SMH High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/SMH HIGH INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is income with capital appreciation as a secondary objective.
Catalyst/SMH Total Return Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/SMH TOTAL RETURN INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is income and capital appreciation.
Catalyst/MAP Global Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/MAP GLOBAL BALANCED FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is total return, which consists of current income and capital appreciation.
Catalyst/CIFC Senior Secured Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/CIFC SENIOR SECURED INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is current income.
Catalyst Enhanced Income Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST ENHANCED INCOME STRATEGY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is current income.
Eventide Gilead Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Gilead Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Gilead Fund (the “Gilead Fund” or the “Fund”) seeks to provide long-term capital appreciation.
Eventide Healthcare & Life Sciences Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Healthcare & Life Sciences Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Healthcare & Life Sciences Fund (the “Healthcare & Life Sciences Fund” or the “Fund”) seeks to achieve long-term capital appreciation.
Eventide Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Balanced Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Balanced Fund (the “Balanced Fund” or the “Fund”) seeks current income while maintaining the potential for capital appreciation.
Eventide Dividend Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Dividend Growth Fund Fund Summary
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]

The investment objective of the Eventide Dividend Growth Fund (the “Dividend Growth Fund” or the “Fund”) is dividend growth and long-term capital appreciation. The Fund’s secondary objective is dividend income.

Eventide Limited-Term Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Limited-Term Bond Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Eventide Limited-Term Bond Fund (the “Limited-Term Bond Fund” or the “Fund”) is income.
Eventide Exponential Technologies Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Exponential Technologies Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Exponential Technologies Fund (the “Exponential Technologies Fund” or the “Fund”) seeks to provide long-term capital appreciation.
Eventide Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Core Bond Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Core Bond Fund’s (the “Core Bond Fund” or the “Fund”) investment objective is total return consistent with income generation.
Eventide Large Cap Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Eventide Large Cap Focus Fund Fund Summary
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Eventide Large Cap Focus Fund (the “Large Cap Focus Fund” or the “Fund”) seeks to provide long-term capital appreciation.